Note 24 - Employee Benefits - Net Liability for Defined Benefit Plans (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Present value of funded obligations	R$ (7,582.0)	R$ (5,958.2)	R$ (5,161.0)
Fair value of plan assets	5,533.3	4,582.4	4,059.6
Present value of net funded obligations	(2,048.7)	(1,375.8)	(1,101.4)
Present value of unfunded obligations	(1,195.6)	(886.8)	(790.9)
Present value of net obligations	(3,244.3)	(2,262.6)	(1,892.3)
Asset ceiling	(160.5)	(297.3)	(298.3)
Net liabilities	(3,404.8)	(2,559.9)	(2,190.6)
Other long term employee benefits	(105.5)	(88.3)	(88.7)
Total employee benefit	(3,510.3)	(2,648.2)	(2,279.3)
Employee benefits assets [member]
Statement Line Items [Line Items]
Total employee benefit	33.6	56.2	64.3
Employee benefit liabilities [member]
Statement Line Items [Line Items]
Total employee benefit	R$ (3,543.9)	R$ (2,704.4)	R$ (2,343.6)